Contract revenues and other operating income (Details) - CHF (SFr) SFr in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	SFr 687	SFr 687	SFr 0
Takeda
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	SFr 687	SFr 687